Dividends - Summary of Interim Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.99	$ 0.82	$ 0.9565
Dividends paid	$ 7,283	$ 6,321	$ 7,270
March
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.24	$ 0.1665	$ 0.47
Dividends paid	$ 1,829	$ 1,290	$ 3,482
June
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.25	$ 0.1735	$ 0.16
Dividends paid	$ 1,850	$ 1,331	$ 1,239
September
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.25	$ 0.24	$ 0.16
Dividends paid	$ 1,818	$ 1,854	$ 1,236
December
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.25	$ 0.24	$ 0.1665
Dividends paid	$ 1,786	$ 1,846	$ 1,313
A shares
Disclosure Of Dividends [Line Items]
Dividends paid		3,330	3,860
B shares
Disclosure Of Dividends [Line Items]
Dividends paid		$ 2,991	$ 3,410